Income	12 Months Ended
Dec. 31, 2024
Income [Abstract]
Income

Note 5. Income

Interest

Interest revenue is recognised as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Government Grant income

The Company receives government grant income from the Israeli Innovation Authority (formerly the Office of the Chief Scientist) (Innovation Authority), as support for participation in sponsored programs for research and development projects. Grants are received for eligible research and development expenses, upon submission and acceptance of periodic project performance reports. Grant income is recognized as the related milestone is met.

Fair value gains (loss) from financial liability

Fair value gain (loss) is recognized at an amount that reflects the changes in fair value of the financial liability between the measured periods.